NATURE OF OPERATIONS AND LIQUIDITY RISK	12 Months Ended
Dec. 31, 2019
Disclosure Of Nature Of Operations And Liquidity Risk [Abstract]
NATURE OF OPERATIONS AND LIQUIDITY RISK [Text Block]
1.	NATURE OF OPERATIONS AND LIQUIDITY RISK

Quaterra Resources Inc. (together with its subsidiaries, “Quaterra” or the “Company”) is a copper exploration company working on its mineral properties located in Nevada and Alaska, United States. The Company is incorporated in British Columbia, Canada. Its head office is located at 1100 - 1199 West Hastings Street, Vancouver, British Columbia, Canada, V6E 3T5. The Company’s common shares are listed on the TSX Venture Exchange (“TSXV”) under the symbol “QTA” and trade on the OTCQB Market under the symbol “QTRRF”.

The Company acquires its mineral properties by way of option or lease agreements and defers all acquisition, exploration and evaluation costs related to the properties. The underlying value of the amounts recorded as mineral properties does not reflect current or future values. The Company’s continued existence is dependent upon the economic recoverability of mineral reserves and its ability to acquire new properties and obtain funding to complete exploration activities.

These consolidated financial statements are prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As of December 31, 2019, the Company had working capital of $1,320,000, and along with the proceeds from its ongoing water rights sale (note 4(b)), the Company believes that it has sufficient funds to sustain its operations for at least the next 12 months. However, as the impact of the COVID-19 outbreak (note 16) is yet to be fully determined it may have a material impact on the Company’s financial position, results of operations and cash flows in future periods.